Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2025
Trade and other current payables [abstract]
Accounts Payable and Accrued Liabilities

21. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

As at December 31,	2025	2024
Trade and Accruals	5,502	5,907
Joint Operations Payable	66	110
Employee Long-Term Incentives	163	132
Interest	80	72
Provisions for Onerous and Unfavourable Contracts	26	11
Other	10	10
	5,847	6,242